Subsequent Events (Details) - $ / shares		3 Months Ended
	Mar. 18, 2025	Mar. 18, 2025	Aug. 20, 2024	Mar. 19, 2024	Mar. 14, 2023	Mar. 15, 2022
Subsequent Events
Dividend declared ($ per share)			$ 0.35	$ 0.62	$ 0.37	$ 0.25
Subsequent Events | O 2024 H2 Dividends
Subsequent Events
Dividend declared ($ per share)	$ 0.35	$ 0.35
Dividends Payable, Date Declared		Mar. 18, 2025
Dividends Payable, Date of Record		Apr. 10, 2025
Subsequent Events | ADSs | O 2024 H2 Dividends
Subsequent Events
Dividend declared ($ per share)	$ 0.35	$ 0.35
Subsequent Events | 2024 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted	454,997
Subsequent Events | Employee Incentive Platform | Restricted Share Units | Class A ordinary shares | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted	1,027,712
Value	$ 0